Employee Benefit - Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Current service cost	$ 419	$ 360	$ 410
Interest cost on benefit obligation	202	210	180
Net benefit cost	621	570	590
Actuarial (gain) / loss - experience	396	251	217
Actuarial (gain) / loss - demographic assumption	1	184
Actuarial (gain) / loss - financial assumption	13	337	(219)
Re-measuring gain/(loss) on defined benefit plans	410	772	(2)
Defined benefit obligation at January 1	8,293	6,652	6,305
Benefits paid directly by the Company	(352)	(274)	(269)
Exchange differences	44	573	28
Defined benefit obligation at December 31	$ 9,016	$ 8,293	$ 6,652